BORROWINGS	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS
15. BORROWINGS
Corporate Borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2019				December 31, 2018
(MILLIONS EXCEPT AS NOTED)	Weighted- average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted- average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	2.9	5	$299	$299	3.3	4	$721	$721
Medium Term Notes:
Series 4 (C$150)	5.8	17	$115	$142	5.8	18	$110	$124
Series 7 (C$450)	—	—	—	—	5.1	2	330	342
Series 8 (C$400)	4.8	2	308	324	4.8	3	293	309
Series 9 (C$400)	3.8	5	308	322	3.8	6	293	288
Series 10 (C$500)	3.6	7	384	400	3.6	8	367	357
Series 11 (C$300)	4.3	9	231	248	4.3	10	220	220
Series 12 (C$300)	3.4	10	231	232	—	—	—	—
Series 13 (C$300)	4.3	30	231	237	—	—	—	—

	4.1	10	$1,808	$1,905	4.4	7	$1,613	$1,640

Total corporate borrowings			2,107	$2,204			2,334	$2,361

Less: Unamortized financing fees (1)			(7)				(6)

			$2,100				$2,328

(1)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2019	2018
Corporate borrowings
Unamortized financing fees, beginning of year	$(6)	$(5)
Additional financing fees	(2)	(2)
Amortization of financing fees	1	1

Unamortized financing fees, end of year	$(7)	$(6)

Credit facilities
On June 12, 2019, Brookfield Renewable extended the maturity of $1.7 billion of its corporate credit facilities by one year to June 30, 2024. The credit facilities are used for general working capital purposes and issuing letters of credit. The credit facilities bear interest at the applicable base rate plus an applicable margin, which is tiered on the basis of Brookfield Renewable’s unsecured senior long-term debt rating and is currently 1.20% as at December 31, 2019.
In June 2019, Brookfield Renewable increased its letter of credit facility by $100 million to a total of $400 million.
In December 2019, Brookfield Renewable and Brookfield agreed to amend the $400 million credit facility provided by Brookfield to extend its maturity by one year to December 31, 2020. The interest rate is LIBOR plus up to 2%. As at December 31, 2019, there were no draws on the committed unsecured revolving credit facility provided by Brookfield. During the year, Brookfield also placed up to $600 million on deposit with Brookfield Renewable. The funds on deposit have since been paid back in full prior to December 31, 2019 including any interest that had been accrued. The interest expense on the deposit and draws from the credit facility for the year ended December 31, 2019 totaled $6 million (2018: $8 million).
In December 2019, Brookfield Renewable closed a $50 million
bi-lateral,
sustainability-linked revolving corporate credit facility that matures on June 30, 2024. The cost of the facility will benefit from margin reduction as Brookfield Renewable grows in carbon offsets through growing its renewable portfolio.
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts.
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2019	2018
Authorized corporate credit facilities (1)	$2,150	$2,100
Draws on corporate credit facilities (1)	(299)	(721)
Authorized letter of credit facility	400	300
Issued letters of credit	(266)	(209)

Available portion of corporate credit facilities	$1,985	$1,470

(1)	Amounts are guaranteed by Brookfield Renewable.
Medium term notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 33 - Subsidiary Public Issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
On September 13, 2019, Brookfield Renewable completed the issuance of C$300 million ($227 million) Series 12 medium term notes and C$300 million ($227 million) Series 13 medium term notes. The medium term notes have fixed interest rates of 3.4% and 4.3%, respectively, and have maturity dates of January 15, 2030 and November 15, 2049, respectively. Both series were corporate-level green bonds.

In October 2019, Brookfield Renewable repaid C$450 million ($341 million) of Series 7 medium term notes prior to maturity.
In December 2019, Brookfield Renewable established a $500 million U.S. commercial paper program.
Non-recourse
borrowings
Non-recourse
borrowings are typically asset-specific, long-term,
non-recourse
borrowings denominated in the domestic currency of the subsidiary.
Non-recourse
borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates.
Non-recourse
borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin.
Non-recourse
borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (IBR), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (IPC), Colombia inflation rate, plus a
margin.Non-Recourse
borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (MCLR).
Non-recourse
borrowings in China consist of floating interest rates of People’s Bank of China (“PBOC”).
It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR, Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace EURIBOR. All of these are expected to become effective prior to December 31, 2021. As at December 31, 2019, none of Brookfield Renewable’s floating rate borrowings have been impacted by these reforms.

The composition of
non-recourse
borrowings as at December 31 is presented in the following table:

	December 31, 2019				December 31, 2018
	Weighted-average				Weighted-average
(MILLIONS, EXCEPT AS NOTED)	Weighted- average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted- average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings (1)
Hydroelectric (2)	5.9	10	$6,616	$7,106	6.1	9	$6,318	$6,517
Wind	4.4	10	4,351	4,523	4.6	9	4,432	4,457
Solar	4.7	10	4,166	4,333	5.2	11	3,424	3,419
Storage and other	3.9	4	94	98	4.1	5	92	96

Total	5.1	10	15,227	$16,060	5.4	10	14,266	$14,489

Add: Unamortized premiums (3)			92				54
Less: Unamortized financing fees (3)			(119)				(102)
Less: Current portion			(1,133)				(1,189)

			$14,067				$13,029

(1)	Includes $142 million (2018: $6 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)	Includes a lease liability of $330 million associated with a hydroelectric facility included in property, plant and equipment, at fair value, which is subject to revaluation.
(3)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Future repayments of Brookfield Renewable’s
non-recourse
borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2020	2021	2022	2023	2024	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$402	$123	$583	$924	$399	$4,185	$6,616
Wind	265	255	447	468	248	2,668	4,351
Solar	465	614	137	449	148	2,353	4,166
Storage and other	1	80	1	1	1	10	94

	$1,133	$1,072	$1,168	$1,842	$796	$9,216	$15,227

The following table outlines the change in the unamortized financing fees of non-recourse
borrowings for the year ended December 31:

(MILLIONS)	2019	2018
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(102)	$	(97)
Additional financing fees	(43)		(29)
Amortization of financing fees	12		19
Foreign exchange translation and other	14		5

Unamortized financing fees, end of year	$(119)		$(102)

On February 25, 2019, Brookfield Renewable completed a C$70 million ($53 million)
non-recourse
financing associated with a 20 MW hydroelectric facility in Ontario. The debt bears an interest rate of 4.1% and matures in 2045.
On April 30, 2019, Brookfield Renewable completed a $204 million refinancing associated with the Uruguay wind business, representing an up-financing
of $58 million. The debt was drawn in three tranches. Approximately 46% of the debt principal outstanding bears a fixed interest rate of 2.6%, and the remainder bears interest at the applicable base rate plus an applicable margin that ranges from 1.94% to 2.94%.
On May 29, 2019, Brookfield Renewable completed a financing of $104 million associated with the United States solar business. The debt bears interest at the applicable base rate plus a margin that ranges from 2% to 2.4% and matures in May 2034.
On June 6, 2019, Brookfield Renewable completed a bond financing associated with the Colombian business. The financing consisted of COP 1.1 trillion ($333 million) in senior unsecured bonds with maturities of 4, 8, 15 and 30 years at rates of 6.1%, 7.0%, IPC + 3.7% and IPC + 4.0%, respectively.
On June 14, 2019, Brookfield Renewable completed a refinancing of €325 million ($365 million) of debt associated with the European business. The amortizing debt, including associated swaps, bears a fixed interest rate of 3.2% and matures in December 2032.
On June 21, 2019, Brookfield Renewable completed a refinancing of $155 million, including an incremental borrowing of $30 million, associated with a hydroelectric portfolio in the United States. The incremental portion of the borrowing bears a fixed rate of 3.4% and matures in January 2022.
On August 15, 2019, Brookfield Renewable completed a refinancing of $45 million associated with the United States hydroelectric business. The debt bears interest at the applicable base rate plus a margin of 2.8% and matures in September 2022.
On August 30, 2019, Brookfield Renewable completed a financing of $131 million associated with the United States wind business. The debt bears interest at the applicable base rate plus a margin of 3.2% and matures in July 2032.
On September 25, 2019, Brookfield Renewable completed a financing of $475 million associated with the United States solar business. The debt bears interest at the applicable base rate plus a margin of 1% to 1.75% and matures in September 2020.

On October 8, 2019, Brookfield Renewable increased a revolving credit facility and a letter of credit facility associated with the United States business to $800 million and $300 million, respectively. Both facilities mature in October 2024. The credit facility matures in October 2024 and bears interest at the applicable base rate plus a margin up to 2.25%. As at December 31, 2019, there were no draws on either facility.
On October 8, 2019, Brookfield Renewable completed a refinancing of $168 million associated with a wind portfolio in China. The up-financing
portion of the debt bears interest at 110% of the applicable base rate and matures in 2031.
On October 16, 2019, Brookfield Renewable completed a note issuance of $700 million associated with the United States business. The senior notes have fixed interest rates of 4.75% and have matures in January 2030.
In October 2019, Brookfield Renewable repaid $300 million of notes due 2025 and $350 million of term loan prior to maturity.
During the fourth quarter of 2019, Brookfield Renewable completed financings totaling COP 600 billion ($182 million) associated with the Colombian business. The loans bear interest at the applicable base rate plus a margin between 4.1% and 4.23% and mature between 2026 and 2031.
On November 13, 2019, Brookfield Renewable completed a refinancing of $17 million associated with a hydroelectric portfolio in the United States. The debt bears interest at the applicable base rate plus a margin of 3.3% and matures on September 17, 2022.
On November 25, 2019, Brookfield Renewable completed a financing of $172 million associated with a wind portfolio in the United States. The debt bears interest at the applicable base rate plus a margin of 3.55% and matures on May 2039.
On December 10, 2019, Brookfield Renewable completed a refinancing of €235.8 million ($264 million) associated with a wind portfolio in Spain. The debt bears interest at the applicable base rate plus a margin that ranges from 1.65% to 2.05% and matures on December 2033.
On December 27, 2019, Brookfield Renewable completed a refinancing of €213.6 million ($240 million) associated with a solar portfolio in Spain, representing an upsize of approximately €42.0 million ($47 million). The debt consisted of two tranches that mature in June 2035 and December 2033, at rates of
2.55
% and Euribor plus a margin that ranges from 1.9% to 2.5%, respectively.
In December 2019, Brookfield Renewable completed a
non-recourse
financing of R$187 million ($47 million) associated with a 30 MW hydroelectric facility currently under construction in Brazil. As at December 31, 2019, R$63 million ($15 million) was drawn. The loan bears interest at the applicable base rate plus a margin of 3.8% and matures in 2038.
In December 2019, we completed a R$450 million ($110 million)
non-recourse
refinancing associated with a portfolio of assets in Brazil. The loan bears interest at the applicable base rate plus a margin of 1.4% and matures in December 2027.
On December 2, 2019, Brookfield Renewable completed a refinancing of C$628 million ($472 million), including an up-financing
of C$153 million ($115 million) associated with a hydroelectric portfolio in Canada. As at December 31, 2019, $228 million was drawn with the remaining $244 million to be drawn in November 2020. The debt drawn bears a fixed interest rate of 3.5% and matures in 2029.
On December 23, 2019, Brookfield Renewable completed a $150 million revolving credit facility associated with the United States business. The credit facility matures in June 2023 and bears interest at the applicable base rate plus an applicable margin, which is currently 1.2% as at December 31, 2019.
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities	Non-cash
			Acquisition	Transfer to Held for sale	Other (1)	December 31
2019
Corporate borrowings	$2,328	(314)	—	—	86	$2,100
Non-recourse borrowings	$14,218	823	319	(196)	36	$15,200
2018
Corporate borrowings	$2,350	115	—	—	(137)	$2,328
Non-recourse borrowings	$13,088	(103)	1,984	(360)	(391)	$14,218

(1)	Includes foreign exchange and amortization of unamortized premium and financing fees.